SASCO 2007-BC4
Credit Risk Management Report
October 2008
2008 Clayton Fixed Income Services Inc. All rights reserved.
2008 Clayton Fixed Income Services Inc. All rights reserved.
The Report is based upon information provided to Clayton Fixed Income Services Inc.
by third parties and therefore Clayton Fixed Income Services Inc. cannot, and does not, warrant that the information contained in this Report is accurate or complete.
The information contained in this Report is based upon a specific point in time and reflects performance solely through that point in time. It does not forecast the performance of the portfolio in the future. The information in this Report is not investment advice concerning a particular portfolio or security, and no mention of a particular security in this Report constitutes a recommendation to buy, sell, or hold that or any security.
Table of Contents
Section One
Executive Summary
Section Two
Loan-Level Report
Section Three
Prepayment Penalty Analysis
Section Four
Mortgage Insurance Report
Section Five
Loss Analysis
Section Six
Analytics
2008 Clayton Fixed Income Services Inc. All rights reserved.
Section One
Executive Summary
2008 Clayton Fixed Income Services Inc. All rights reserved.
SASCO 2007-BC4
Executive Summary
October 2008
2008 Clayton Fixed Income Services Inc. All rights reserved.
OTS Method: A current loan becomes 30 days delinquent if the scheduled payment is not made by the close of business on the corresponding day of the following month. Similarly for 60 days delinquent and the second immediately succeeding month and 90 days delinquent and the third immediately succeeding month.
0
Transaction Summary
Servicer(s): America's Servicing Company, Aurora Loan Services, Chase Home
Finance, Colonial Savings, Countrywide, Home Loan Services,
HomEq, Midwest Loan Services, Ocwen Loan Servicing, LLC,
PHH Mortgage Services, Select Portfolio Servicing, Inc., Wells
Fargo
Mortgage Insurer(s): General Electric Mortgage Insurance, Mortgage Guaranty
Insurance Corporation, PMI Mortgage Insurance Co., Radian
Guaranty, Republic Mortgage Insurance Company, Triad
Guaranty Insurance Company, United Guaranty Residential
Insurance Company
Delinquency Reporting Method:
Master Servicer: Aurora Loan Services
Closing Date: 12/30/2007
Depositor: Structured Asset Securities Corporation
Securities Administrator: US Bank NA
Collateral Summary
Loan Count 5,949 5,474 92.02%
Collateral Balance $1,311,380,749 $1,206,523,398 92.00%
Closing Date
As of 10/25/2008
10/25/2008 Balance as
Percentage of Closing Date
Balance
2008 Clayton Fixed Income Services Inc. All rights reserved.
Value Added
0 $0
Issues Amount Recovered
Total Value Added for SASCO 2007-BC4 as of 10/25/2008
Collateral Statistics
Early Payment Defaults* 44 $12,311,399
First Payment Defaults 11 $3,133,225
* A default that occurs on the second or third scheduled payment.
Loan Count Summed Balance
Mortgage Insurance
Clayton actively monitors mortgage insurance (MI) coverage for this deal. Each month, loans with MI are reviewed to ensure that the servicer has followed the appropriate claim filing process, that appropriate claims are paid, and that appropriate proceeds are remitted to the trust. The Mortgage Insurance Watchlist consists of all claims pending for 60+
days. Clayton monitors these claims to ensure that the servicer and MI company are proceeding to resolve the pending claims. Clayton also reviews each coverage rescission to ensure the findings were warranted and disputes them if discrepancies are found. Please refer to the Mortgage Insurance Report section for information regarding MI coverage for this deal.
Prepayment Penalty Analysis
Total Cash Flows
10/25/2008 $116,078 $116,078 $0
Remittance Date
Amount Remitted to the
Trust
Amount Remitted by the
Servicers
Difference
For each remittance, Clayton reconciles the prepayment penalties that are collected by the servicers and remitted to the trust to ensure all appropriate funds are passed to the certificateholders. Please refer to the Prepayment Penalty Analysis section of this report for details regarding paid-off loans with prepayment penalty flags. The table below provides a summary of Clayton's reconciliation for this remittance.
9/25/2008 $1,233,039,726 $9,478,025 0.76
8/25/2008 $1,237,017,165 $3,018,043 0.24
10/25/2008 $1,222,170,549 $7,689,446 0.62
Remittance Date Beginning Collateral Balance Total Prepayments Percentage of Prepayment
Prepayments
2008 Clayton Fixed Income Services Inc. All rights reserved.
10/25/2008 $3,972,810 38
Loss Summary
Remittance Losses Remitted to the Trust Number of Loan-Level Losses/Gains
Loss Analysis
For each remittance, Clayton analyzes each loan-level loss to ensure that the accurate amount of sale, MI, and hazard insurance proceeds are remitted to the trust. We also review these losses to ensure servicing advances, such as escrow advances and foreclosure fees, are reasonable. If any discrepancies are identified, Clayton actively pursues the servicer to mitigate the loss. Please refer to the Loss Analysis section of this report for details regarding losses to the security. Below is a summary of the losses passed through in this remittance.
Section Two
Loan-Level Report
2008 Clayton Fixed Income Services Inc. All rights reserved.
2008 Clayton Fixed Income Services Inc. All rights reserved.
Loan-Level Report Definitions
FICO : Represents the borrower's credit score at the time of securitization/origination. FICO:
Last Paid Date:
Valuation:
C
Liquidation Date:
Estimated Loss/(Gain):
Delinquency Status:
Last Paid Date: Either the interest paid-through date or the last contractually due payment made by the borrower.
Clayton Fixed Income Services Inc. uses this date to calculate delinquencies.
Valuation: Represents what is believed to be the most accurate known value of a property based on Clayton Fixed
Income Services Inc.'s internal formulas. Several value appraisals may exist for a property, yet only what is believed to be the most accurate value according to these formulas is shown on the report. When no value is available, a valuation known as an "internal estimate" is calculated according to an internal formula that adjusts the original value of the property by the Housing Price Index (HPI) and a discount based on credit class.
Liquidation Date: Clayton Fixed Income Services Inc.'s internal estimate of the date on which the loan will liquidate if it proceeds through foreclosure and REO. This date takes into consideration servicing and state foreclosure timelines, as well as an estimated REO marketing period.
Estimated Loss/(Gain): Clayton Fixed Income Services Inc.'s internal estimate of the loss (or gain) that the loan will experience if it liquidates on the Liquidation Date.
Delinquency Status: Indicates the monthly payment and delinquency history for an individual loan. The right-most character specifies the last known delinquency status, according to the following:
3
6
9
F
R
0
The contractually due payment arrived on time.
The contractually due payment has not arrived within thirty days.
The contractually due payment has not arrived within sixty days.
The contractually due payment has not arrived within ninety days.
The property is in the process of foreclosure.
The property is real estate owned (REO).
The mortgage has either liquidated or been paid off.
OTS Delinquency Method: A current loan becomes 30 days delinquent if the scheduled payment is not made by the close of business on the corresponding day of the following month.
OTS Delinquency Method:
MBA Delinquency Method: A current loan becomes 30 days delinquent if the scheduled payment is not made by the close of business on the last day of the month in which the payment was due.
MBA Delinquency Method:
SASCO 2007-BC4 Loan-Level Report
Mortgage Data Through: September 30, 2008
2008 Clayton Fixed Income Services Inc. All rights reserved.
* The estimated loss/severity includes estimated mortgage insurance proceeds where applicable and in addition if the loan has been liquidated this reflects the actual loss that has been passed to the trust.
11/3/2008
According to a recent BPO the property value decreased $232,000 since origination. It appears the servicer and borrower are attempting loss mitigation. The borrower is not in bankruptcy nor on a payment plan. The value decline can be attributed to market conditions and is consistent with the surrounding area. Clayton will monitor all activity on this loan.
Default Reason: (Unknown)
102.63% 11/1/2009 $333,445 369FFFFFF9
Researching
BPO $342,000
$110,000
$324,900
$324,786
95%
295% 07/15/2008
9915644
1
10/1/2007
CA
539
6/1/2007
2
10/1/2008
A BPO dated 8/22/2008 valued this property at $21,000. This represents a decline totaling $119,000. The value decline can be attributed to market conditions as this property is located in Cuyahoga County, Ohio. The loan is in the fifth month of a seven month state foreclosure timeline. Clayton will monitor all activity on this loan as the equity available to proceed with foreclosure is negligible.
11/3/2008 Clayton continues to monitor this loan to ensure the servicer charges it off in a timely manner.
Default Reason: (Unknown)
115.61% 4/1/2010 $153,771 CC36FFFFF9
Researching
BPO $140,000
$21,000
$133,000
$132,734
95%
632% 08/22/2008
9915703
1
12/1/2007
OH
561
4/1/2007
1
11/3/2008
According to a recent BPO this property is valued at $25,000. Clayton has no indication that the borrower is in bankruptcy nor on a payment plan. Clayton will monitor this loan to ensure the servicer charges it off in a timely manner.
Default Reason: (Unknown)
110.29% 6/1/2009 $364,621 6999FFFFFF
Researching
BPO $348,000
$25,000
$330,600
$330,552
95%
1,322% 12/19/2007
9916141
1
9/1/2007
FL
605
7/1/2007
2
11/3/2008
A recent BPO valued this property at $27,000. This represents a decline totaling $223,000 or 89 percent since origination. The servicer initiated foreclosure on 3/18/2008. The value decline can be attributed to market conditions and is consistent with the area. Clayton will continue to monitor all activity on this loan.
Default Reason: (Unknown)
101.61% 5/1/2009 $228,636 C36FFFFFFF
Researching
BPO $250,000
$27,000
$225,000
$221,163
90%
819% 09/03/2008
9919979
1
11/1/2007
GA
564
4/1/2006
1
Watchlist
Loan Number
Lien
Group
State
Status
First Pmt.
Last Paid Dt.
Valuation
Valuation Date
Orig. Appr.
Current Value
Orig. Amount
Current Bal.
OLTV
CLTV
Est.
Severity
MI Type
Est. Liq.
Date
Coverage
Est. Loss *
Delinquency
FICO
SASCO 2007-BC4 Loan-Level Report
Mortgage Data Through: September 30, 2008
2008 Clayton Fixed Income Services Inc. All rights reserved.
* The estimated loss/severity includes estimated mortgage insurance proceeds where applicable and in addition if the loan has been liquidated this reflects the actual loss that has been passed to the trust.
11/3/2008
According to Clayton's data this property is valued at $18,600. The loan is nine months delinquent and foreclosure is on hold. Clayton has no indication that the borrower is in bankruptcy nor on a payment plan. Clayton will monitor this loan to ensure the servicer charges off this loan in a timely manner.
Default Reason: (Unknown)
110.27% 2/1/2010 $64,511 CC36FFFF99
Researching
BPO $65,000
$18,600
$58,500
$58,411
90%
314% 03/18/2008
9917376
1
12/1/2007
IN
684
9/1/2007
2
Watchlist
Loan Number
Lien
Group
State
Status
First Pmt.
Last Paid Dt.
Valuation
Valuation Date
Orig. Appr.
Current Value
Orig. Amount
Current Bal.
OLTV
CLTV
Est.
Severity
MI Type
Est. Liq.
Date
Coverage
Est. Loss *
Delinquency
FICO
Section Three
Prepayment Penalty Analysis
2008 Clayton Fixed Income Services Inc. All rights reserved.
Trustee Remittance Date: October 25, 2008
SASCO 2007-BC4 Prepayment Penalty Analysis
2008 Clayton Fixed Income Services Inc. All rights reserved.
Total Cash Flows
100.00% 100.00% 100.00% 100.00% 100.00% 100.00%
48.78% 41.94% 47.37% 47.62% 48.89% 24.00%
20 26 18 10 22 18
1 0 0 0 0 0
19 26 18 10 22 18
0 0 0 0 0 0
0 0 0 0 0 0
19 26 18 10 22 18
0 0 0 0 0 0
0 0 0 0 0 0
2 2 1 1 2 8
1 1 2 0 3 3
0 1 1 0 3 15
5 7 4 2 5 5
27 37 26 13 35 49
41 62 38 21 45 75
$0
$0
$0
$0
$0
$0
$116,119 $138,976 $112,382 $51,922 $132,997 $116,078
$116,119 $138,976 $112,382 $51,922 $132,997 $116,078
Penalties Remitted for loans with Active Prepayment Flags
Total Loans with Penalties Remitted to the Total Paid-Off Loans
Total Loans with Penalties Remitted
Loans without Prepayment Flags or with Expired Flags with Penalties Remitted
Loans with Active Prepayment Flags with Penalties Remitted
Aggregate Paid-Off Loans
Paid-Off Loans with Active Prepayment Flags that Did Not Have Penalties Remitted
Paid-Off Loans that Did Not Have Penalties Collected because of State Statutes
Other Exceptions
Total Paid-Off Loans with Active Prepayment Flags
Other - Actions Preventing the Collection of Prepayment Penalties
Documentation Issues Preventing the Collection of Prepayment Penalties
Loss Mitigation (Short Sales, Charge Offs)
Acceleration of Debt
Liquidated out of REO Status
Expired Prepayment Clauses (as stated in the Note)
Exceptions
Total Paid Off Loans With Prepayment Flags
Total Paid Off Loans
Total Collections by the Servicers
Difference
Amount Remitted by the Servicers
Amount Remitted to the Trust
5/25/2008 6/25/2008 7/25/2008 8/25/2008 9/25/2008 10/25/2008 Trustee Remittance Date
Trustee Remittance Date: October 25, 2008
SASCO 2007-BC4 Paid-Off Mortgages With Prepayment Flags
2008 Clayton Fixed Income Services Inc. All rights reserved.
9915553 OR CCCCCCCCC0 5/7/2007 2 05/07/2009 $206,732 $7,279 4%
9916112 FL CCCCCCCCC0 5/3/2007 2 05/03/2009 $142,257 $4,894 3%
9915834 PA CCCCCCCCC0 5/8/2007 2 05/08/2009 $202,274 $9,522 5%
9916165 AZ CCCCCCCCCC 5/15/2007 2 05/15/2009 $203,882 $6,889 3%
9915228 MD CCCCCCCCC0 5/10/2007 2 05/10/2009 $175,551 $6,789 4%
9914957 PA CCCCCCCCCC 4/30/2007 2 04/30/2009 $71,519 $3,412 5%
9918970 AZ 36FFFRRRR0 8/24/2007 3 08/24/2010 $124,736 $0 0 % Liquidated out of REO status
9914569 CA C3C36FFFF0 3/7/2007 2 03/07/2009 $235,313 $0 0 % Liquidated out of foreclosure status
9917180 VA 3CCC336FF0 7/5/2007 3 07/05/2010 $99,560 $0 0 % Liquidated out of foreclosure status
9914983 CA CCC336FFFF 4/4/2007 3 04/04/2010 $215,465 $0 0 % Liquidated out of foreclosure status
9915760 MD CCCCCCCCC0 5/16/2007 2 05/16/2009 $148,746 $3,887 3%
9917377 IN C369999999 7/20/2007 2 07/20/2009 $51,910 $0 0 % Liquidated through charge off
9917442 CA 36FFFFFF90 7/20/2007 3 07/20/2010 $356,239 $0 0 % Liquidated through short sale
9918162 OH CCC36F9990 8/6/2007 3 08/06/2010 $78,158 $0 0 % Liquidated through charge off
9914376 UT C36FFFFFR0 1/12/2007 2 01/12/2009 $86,698 $0 0 % Liquidated out of REO status
9914254 CA 36FFFFRRR0 11/16/2006 2 11/16/2008 $363,544 $0 0 % Liquidated out of REO status
9916908 CA 6FFFFFFF30 6/18/2007 3 06/18/2010 $54,085 $0 0 % Liquidated through short sale
9914387 FL 3FFFFFFF90 1/16/2007 2 01/16/2009 $132,659 $0 0 % Liquidated through short sale
9918825 OR 36FFFFFFR0 8/23/2007 3 08/23/2010 $355,328 $0 0 % Liquidated out of REO status
9915895 AZ CCCCCC3690 5/1/2007 2 05/01/2009 $218,500 $0 0 % Liquidated through short sale
9917704 CA CCCCC36990 7/10/2007 2 07/10/2009 $376,393 $0 0 % Liquidated through short sale
9915192 VA CC36FFFF90 5/25/2007 2 05/25/2009 $519,650 $0 0 % Liquidated through short sale
9917935 AZ 36FFFRRR90 7/26/2007 3 07/26/2010 $73,262 $0 0 % Liquidated out of REO status
9916911 CA 6FFFFRRRR0 6/20/2007 3 06/20/2010 $289,750 $0 0 % Liquidated out of REO status
9918487 CA 6FFFFRRRR0 8/9/2007 3 08/09/2010 $398,057 $0 0 % Liquidated out of REO status
9918870 MO 6FFFRRRRR0 8/17/2007 3 08/17/2010 $74,924 $0 0 % Liquidated out of REO status
9918286 CA 36FFFRRRR0 8/10/2007 3 08/10/2010 $294,364 $0 0 % Liquidated out of REO status
9915574 NV 6FFFFRRRR0 5/25/2007 3 05/25/2010 $513,549 $0 0 % Liquidated out of REO status
9914683 VA CC36FFRRR0 4/2/2007 2 04/02/2009 $358,372 $0 0 % Liquidated out of REO status
9919360 CA 36FFFRXR90 1/30/2007 2 01/30/2009 $365,951 $0 0 % Liquidated out of REO status
9915710 TN 36FRRRRRR9 5/9/2007 2 05/09/2009 $50,095 $0 0 % Liquidated out of REO status
9919991 CA 336FFFFRR0 10/25/2006 3 10/25/2009 $364,000 $0 0 % Liquidated out of REO status
9920079 AZ 6FFFFFFRR0 6/1/2006 3 06/01/2009 $222,453 $0 0 % Liquidated out of REO status
Loan
Number
State
Delinquency History
Origination
Date
Years to
Expiration
Expiration
Date
Payoff
Amount
PPP Remitted
% of PPP to
Payoff
Amount
Comments
Trustee Remittance Date: October 25, 2008
SASCO 2007-BC4 Paid-Off Mortgages With Prepayment Flags
2008 Clayton Fixed Income Services Inc. All rights reserved.
9918124 WA CCCCCCCCC0 7/27/2007 3 07/27/2010 $204,702 $7,061 3%
9917851 WV CCCCCCCCCC 7/27/2007 3 07/27/2010 $143,861 $6,814 5%
9917716 CT CCCCCCCCCC 7/28/2007 3 07/28/2010 $255,567 $8,432 3%
9918633 CA CCCCCCCCC0 8/14/2007 3 08/14/2010 $178,358 $6,175 3%
9918279 IL CCCCCCCCCC 8/8/2007 3 08/08/2010 $154,195 $6,610 4%
9918933 PA CCCCCCCCC0 8/29/2007 3 08/29/2010 $79,914 $3,835 5%
9916263 MD CCCCCCCCC0 5/26/2007 2 05/26/2009 $296,395 $10,555 4%
9917692 CA CCCCCCCC3C 7/23/2007 3 07/23/2010 $101,421 $4,261 4%
9916842 NV CCCCCCCCC0 6/20/2007 2 06/20/2009 $184,484 $6,123 3%
9916671 DE CCCCCCCCCC 6/14/2007 3 06/14/2010 $153,001 $4,610 3%
9919998 OH CCCCCCCCC0 6/30/2006 3 06/30/2009 $147,996 $1,482 1%
Loan
Number
State
Delinquency History
Origination
Date
Years to
Expiration
Expiration
Date
Payoff
Amount
PPP Remitted
% of PPP to
Payoff
Amount
Comments
Section Four
Mortgage Insurance Report
2008 Clayton Fixed Income Services Inc. All rights reserved.
SASCO 2007-BC4 Mortgage Insurance Claim Summary
Mortgage Data Through: September 30, 2008
2008 Clayton Fixed Income Services Inc. All rights reserved.
Estimate based on internal calculations.
Estimated claim payment if the claim had been paid.
1
2
Claim Payment Breakdown
Claims Paid:
Claims Pending:
Claims Rescinded:
Claims Without Payment:
Claims Denied:
Claims Withdrawn:
Dollar Amount
# of Loans
0
$0
0
$0
0
$0
0
$0
0
$0
0
$0
Age of Pending Claims
Number of Pending Claims:
180 Days
90 Days
60 Days
30 Days
< 30 Days
150 Days
120 Days
210+ Days
0 0 0 0 0 0 0 0
2
2
2
2
1
Section Five
Loss Analysis
2008 Clayton Fixed Income Services Inc. All rights reserved.
Losses Through: September 30, 2008
SASCO 2007-BC4 Historical Monthly Losses
2008 Clayton Fixed Income Services Inc. All rights reserved.
5/25/2008 $392,132.76 0.03%
1/25/2008 $0.00 0.00%
4/25/2008 $168,311.94 0.01%
2/25/2008 $77,872.61 0.01%
3/25/2008 $17.75 0.00%
10/25/2008 $3,972,809.78 0.30%
6/25/2008 $534,376.75 0.04%
9/25/2008 $906,012.22 0.07%
7/25/2008 $543,652.62 0.04%
8/25/2008 $212,481.90 0.02%
Totals: $6,807,668.33 0.52%
Date Loan Loss Amount Loss Percentage
* The loss percentage is a calculation of the total monthly loss as a percentage of the original balance of the security.
Trustee Remittance Date: October 25, 2008
SASCO 2007-BC4 Loss Reconciliation Report
2008 Clayton Fixed Income Services Inc. All rights reserved.
$153,018 9920079 $147,684 9919991 $39,227 9919761
$29,902 9919439 $244,671 9919360 $1,580 9918970
$63,276 9918870 $117,649 9918825 $209,975 9918793
$257,255 9918487 $269,857 9918286 $82,463 9918162
$7,387 9917935 $229,362 9917704 $87,357 9917442
$57,281 9917377 $144,311 9917359 $208,523 9916911
$61,525 9916700 $54,117 9916164 $96,150 9915895
$53,039 9915710 $277,121 9915574 $246,349 9915192
$215,537 9914683 $104,833 9914569 $127,678 9914534
$108,370 9914387 $40,999 9914376 $228,964 9914254
Loss
Loan Number
Loss
Loan Number
Loss
Loan Number
Loan-Level Loss Report
Loan-Level Loss Report Total:
$3,965,458
Subsequent Losses
$25 9919224 $25 9919223
$5,425 9919013 $165 9917847 $1,900 9916016
Loss
Loan Number
Loss
Loan Number
Loss
Loan Number
Monthly Security Loss:
$3,972,810
Losses Remitted: $3,972,810
Difference: $0
Loan-Level Losses: $3,965,458
Subsequent Losses: $7,540
Subsequent Gains: ($189)
10/25/2008 $3,972,810
Remittance Statement
Summary
Subsequent Losses Total:
$7,540
Subsequent Gains Total:
($189)
($34) 9918635 ($95) 9916590 ($60) 9916060
Loss
Loan Number
Loss
Loan Number
Loss
Loan Number
Subsequent Gains
Mortgage Data Through: September 30, 2008
SASCO 2007-BC4 High Loan-Level Losses
2008 Clayton Fixed Income Services Inc. All rights reserved.
(Unknown) Default Reason:
36FFFFRRR0 10/1/2007 $365,500
Low $204,000
$430,000
09/16/2008
Sale Price
85%
11/16/2006
598
CA
Cash Out Refinance
1 Family 1
9914254
$228,964.14
62.64%
9/30/2008
REO Sale
11/3/2008
This loan liquidated through an REO sale on 9/16/2008. Net sale proceeds totaled $171,807 and a loss of $228,964 (63 percent loss severity) was passed to the trust in the 10/25/2008 distribution. This loan had an unpaid principal balance of $364,650, and was delinquent for 11 months, which included being in foreclosure for four months and REO status for three months. During the delinquency of this loan, the servicer advanced interest in the amount of $32,136. Since origination, the value of the property declined $226,000 or 53 percent. Clayton does not expect any further proceeds to reduce this loss.
(Unknown) Default Reason:
36FFFFFFR0 10/1/2007 $332,500
Full $184,900
$350,000
09/18/2008
Sale Price
95%
8/21/2007
596
OR
Cash Out Refinance
1 Family 1
9918793
$209,974.92
63.15%
9/30/2008
REO Sale
11/3/2008
This loan liquidated through an REO sale on 9/18/2008. Net sale proceeds totaled $172,584 and a loss of $209,975 (63 percent loss severity) was passed to the trust in the 10/25/2008 distribution. This loan had an unpaid principal balance of $332,422, and was delinquent for 11 month, which included being in foreclosure for six months and REO status for one month. During the delinquency of this loan, the servicer advanced interest in the amount of $42,875. Since origination, the value of the property declined $165,100 or 47 percent.
Clayton does not expect any further proceeds to reduce this loss.
(Unknown) Default Reason:
6FFFFRRRR0 9/1/2007 $399,000
Low $218,900
$420,000
08/15/2008
Sale Price
95%
8/9/2007
691
CA
Cash Out Refinance
1 Family 1
9918487
$257,254.61
64.47%
9/30/2008
REO Sale
11/3/2008
This loan liquidated through an REO sale on 8/15/2008. Net sale proceeds totaled $0 and a loss of $257,255 (64 percent loss severity) was passed to the trust in the 10/25/2008 distribution. This loan had an unpaid principal balance of $255,885, and was delinquent for 12 months, which included being in foreclosure for four months and REO status for four months. During the delinquency of this loan, the servicer advanced interest in the amount of $26,093. Since origination, the value of the property declined $201,100 or 48 percent. Clayton is researching why no sales proceeds were remitted to the trust and will provide an update when available.
(Unknown) Default Reason:
6FFFFRRRR0 9/1/2007 $289,750
Full $125,000
$305,000
08/19/2008
Sale Price
95%
6/20/2007
663
CA
Rate/Term Refinance
1 Family 1
9916911
$208,523.26
71.97%
9/30/2008
REO Sale
11/3/2008
This loan liquidated through an REO sale on 8/19/2008. Net sale proceeds totaled $20,564 and a loss of $208,523 (72 percent loss severity) was passed to the trust in the 10/25/2008 distribution. This loan had an unpaid principal balance of $206,554, and was delinquent for 12 months, which included being in foreclosure for four months and REO status for four months. During the delinquency of this loan, the servicer advanced interest in the amount of $18,461. Since origination, the value of the property declined $180,000 or 59 percent. Clayton does not expect any further proceeds to reduce this loss.
(Unknown) Default Reason:
36FFFRRRR0 10/1/2007 $294,500
Full $76,500
$310,000
08/28/2008
Sale Price
95%
8/10/2007
643
CA
Cash Out Refinance
1 Family 1
9918286
$269,856.62
91.63%
9/30/2008
REO Sale
11/3/2008
This loan liquidated through an REO sale on 8/28/2008. Net sale proceeds totaled $63,003 and a loss of $269,857 (92 percent loss severity) was passed to the trust in the 10/25/2008 distribution. This loan had an unpaid principal balance of $294,490, and was delinquent for 11 months, which included being in foreclosure for three months and REO status for four months. During the delinquency of this loan, the servicer advanced interest in the amount of $33,418. Since origination, the value of the property declined $233,500 or 75 percent. Clayton does not expect any further proceeds to reduce this loss.
Lien
Prop. Type
State
Orig. Date
Valuation
Orig. Value
LIPD
Actual Loss
Liquidation Date
Loan Number
Pos
Loan Type
FICO
OLTV
Valuation Date
Current Value Orig. Balance Doc. Level Loss Severity Liquidation Method
Delinquency
Mortgage Data Through: September 30, 2008
SASCO 2007-BC4 High Loan-Level Losses
2008 Clayton Fixed Income Services Inc. All rights reserved.
(Unknown) Default Reason:
CC36FFFF90 12/1/2007 $519,650
Full $379,000
$547,000
04/22/2008
BPO
95%
5/25/2007
693
VA
Cash Out Refinance
1 Family 1
9915192
$246,348.70
47.41%
9/30/2008
Short Sale/Refinance
11/3/2008
The property securing this loan liquidated through a short sale. Net sale proceeds totaled $322,800 and a loss of $246,349 (47 percent loss severity) was passed to the trust in the
10/25/2008 distribution. During the nine month delinquency of this loan, the servicer advanced interest in the amount of $33,777. This loan had a total unpaid principal balance of
$519,650 at liquidation. Since origination, the value of the property securing the loan has decreased $168,000, or 31 percent.
(Unknown) Default Reason:
6FFFFRRRR0 9/1/2007 $514,600
Low $335,000
$620,000
09/22/2008
Sale Price
83%
5/25/2007
622
NV
Cash Out Refinance
1 Family 1
9915574
$277,121.04
53.85%
9/30/2008
REO Sale
11/3/2008
This loan liquidated through an REO sale on 9/22/2008. Net sale proceeds totaled $292,797 and a loss of $277,121 (54 percent loss severity) was passed to the trust in the 10/25/2008 distribution. This loan had an unpaid principal balance of $514,411, and was delinquent for 12 months, which included being in foreclosure for four months and REO status for four months. During the delinquency of this loan, the servicer advanced interest in the amount of $45,105. Since origination, the value of the property declined $285,000 or 46 percent. Clayton does not expect any further proceeds to reduce this loss.
(Unknown) Default Reason:
CC36FFRRR0 12/1/2007 $360,000
Low $189,900
$400,000
09/18/2008
Sale Price
90%
4/2/2007
515
VA
Cash Out Refinance
Planned Unit
Development
1
9914683
$215,536.71
59.87%
9/30/2008
REO Sale
11/3/2008
This loan liquidated through an REO sale on 9/18/2008. Net sale proceeds totaled $175,364 and a loss of $215,537 (60 percent loss severity) was passed to the trust in the 10/25/2008 distribution. This loan had an unpaid principal balance of $359,353, and was delinquent for nine months, which included being in foreclosure for two months and REO status for three months. During the delinquency of this loan, the servicer advanced interest in the amount of $25,274. Since origination, the value of the property declined $210,000 or 53 percent. Clayton does not expect any further proceeds to reduce this loss.
(Unknown) Default Reason:
CCCCC36990 3/1/2008 $377,150
Full $240,000
$397,000
04/11/2008
BPO
95%
7/10/2007
718
CA
Purchase
1 Family 1
9917704
$229,361.78
60.81%
9/30/2008
Short Sale/Refinance
11/3/2008
The property securing this loan liquidated through a short sale. Net sale proceeds totaled $170,785 and a loss of $229,362 (61 percent loss severity) was passed to the trust in the
10/25/2008 distribution. During the six month delinquency of this loan, the servicer advanced interest in the amount of $17,081. This loan had a total unpaid principal balance of
$376,780 at liquidation. Since origination, the value of the property securing the loan has decreased $157,000, or 40 percent.
Lien
Prop. Type
State
Orig. Date
Valuation
Orig. Value
LIPD
Actual Loss
Liquidation Date
Loan Number
Pos
Loan Type
FICO
OLTV
Valuation Date
Current Value Orig. Balance Doc. Level Loss Severity Liquidation Method
Delinquency
Losses Through: September 30, 2008
SASCO 2007-BC4 Loss Report
2008 Clayton Fixed Income Services Inc. All rights reserved.
$58,000
9917377
IN 7/20/2007 90% $52,200 $57,280.64 109.73%
$305,000
9917359
GA 7/18/2007 95% $284,050 $144,310.81 50.80%
$550,000
9917442
CA 7/20/2007 65% $357,500 $87,356.88 24.44%
$299,000
9916911
CA 6/20/2007 95% $289,750 $208,523.26 71.97%
$547,000
$601,000
9915574
NV 5/25/2007 83% $514,600 $277,121.04 53.85%
$143,000
9916700
AZ 6/13/2007 80% $114,000 $61,524.50 53.97%
$620,000
9917935
AZ 7/26/2007 95% $646,000 $7,387.48 1.14%
$397,000
9917704
CA 7/10/2007 95% $377,150 $229,361.78 60.81%
$680,000
9918162
OH 8/6/2007 90% $78,300 $82,462.83 105.32%
$455,000
9919991
CA 10/25/2006 80% $364,000 $147,684.38 40.57%
$123,500
9920079
AZ 6/1/2006 100% $223,000 $153,018.12 68.62%
$430,000
9914254
CA 11/16/2006 85% $365,500 $228,964.14 62.64%
$223,000
9919761
AR 7/9/2007 97% $119,900 $39,227.02 32.72%
9915192
VA 5/25/2007 95% $519,650 $246,348.70 47.41%
9919360
CA 1/30/2007 85% $369,750 $244,670.78 66.17%
$150,400
9919439
OK 8/26/2006 95% $142,600 $29,902.29 20.97%
$435,000
9915710
TN 5/9/2007 79% $50,400 $53,039.22 105.24%
$400,000
9914683
VA 4/2/2007 90% $360,000 $215,536.71 59.87%
$64,000
9916164
AZ 5/17/2007 85% $510,850 $54,117.16 10.59%
$230,000
9915895
AZ 5/1/2007 95% $218,500 $96,149.97 44.00%
$265,000
9914376
UT 1/12/2007 85% $87,125 $40,999.06 47.06%
$148,000
9914387
FL 1/16/2007 90% $133,200 $108,369.52 81.36%
$102,500
9914569
CA 3/7/2007 90% $238,500 $104,833.03 43.96%
$576,000
9914534
CA 2/16/2007 90% $517,000 $127,677.80 24.70%
October 25, 2008
Origination
Original Amount
Loan Number
State
Date
Original LTV
Original Appraisal
Loss
Loss Severity
Losses Through: September 30, 2008
SASCO 2007-BC4 Loss Report
2008 Clayton Fixed Income Services Inc. All rights reserved.
$100,500
$445,000
$420,000
9918825
OR 8/23/2007 80% $356,000 $117,649.18 33.05%
$350,000
9918793
OR 8/21/2007 95% $332,500 $209,974.92 63.15%
9918487
CA 8/9/2007 95% $399,000 $257,254.61 64.47%
9918970
AZ 8/24/2007 64% $125,000 $1,579.80 1.26%
$195,000
9918870
MO 8/17/2007 75% $75,001 $63,276.13 84.37%
$310,000
9918286
CA 8/10/2007 95% $294,500 $269,856.62 91.63%
$87,000
Monthly Total:
$3,965,458.38 46.57%
October 25, 2008
Origination
Original Amount
Loan Number
State
Date
Original LTV
Original Appraisal
Loss
Loss Severity
Section Six
Analytics
2008 Clayton Fixed Income Services Inc. All rights reserved.
Mortgage Data Through: September 30, 2008
SASCO 2007-BC4 FICO Distribution by Status
2008 Clayton Fixed Income Services Inc. All rights reserved.
610 Delinquent 0.061
610 Paid Off 0.068
610 Current 0.062
600 Delinquent 0.056
600 Paid Off 0.050
620 Current 0.072
580 Current 0.040
580 Delinquent 0.047
570 Paid Off 0.048
570 Delinquent 0.037
590 Paid Off 0.046
600 Current 0.061
590 Delinquent 0.056
580 Paid Off 0.055
590 Current 0.043
470 Delinquent 0.014
480 Current 0.005
470 Current 0.004
460 Delinquent 0.007
460 Paid Off 0.002
490 Paid Off 0.002
500 Current 0.015
490 Delinquent 0.022
480 Delinquent 0.012
490 Current 0.004
430 Delinquent 0.002
440 Delinquent 0.001
420 Delinquent 0.001
570 Current 0.041
420 Current 0.001
450 Paid Off 0.004
460 Current 0.002
450 Delinquent 0.012
440 Paid Off 0.002
450 Current 0.028
540 Paid Off 0.028
550 Current 0.040
540 Delinquent 0.045
530 Paid Off 0.044
540 Current 0.033
560 Delinquent 0.051
560 Paid Off 0.042
560 Current 0.040
550 Delinquent 0.052
550 Paid Off 0.066
510 Delinquent 0.059
510 Paid Off 0.053
510 Current 0.038
500 Delinquent 0.028
500 Paid Off 0.024
530 Current 0.040
530 Delinquent 0.040
520 Paid Off 0.042
520 Current 0.035
520 Delinquent 0.057
FICO Delinquency Percentage
Mortgage Data Through: September 30, 2008
SASCO 2007-BC4 FICO Distribution by Status
2008 Clayton Fixed Income Services Inc. All rights reserved.
730 Delinquent 0.002
730 Current 0.005
720 Paid Off 0.009
740 Delinquent 0.001
740 Current 0.005
730 Paid Off 0.009
710 Delinquent 0.006
710 Current 0.008
700 Paid Off 0.009
720 Delinquent 0.004
720 Current 0.006
710 Paid Off 0.007
790 Delinquent 0.001
790 Current 0.001
780 Delinquent 0.001
810 Current 0.000
800 Current 0.001
790 Paid Off 0.002
760 Current 0.003
750 Delinquent 0.001
750 Current 0.003
780 Current 0.002
770 Delinquent 0.001
770 Current 0.002
700 Delinquent 0.008
650 Current 0.055
640 Paid Off 0.072
640 Delinquent 0.058
660 Current 0.046
650 Paid Off 0.028
650 Delinquent 0.046
630 Current 0.074
620 Paid Off 0.066
620 Delinquent 0.054
640 Current 0.078
630 Paid Off 0.063
630 Delinquent 0.056
690 Current 0.023
680 Paid Off 0.033
680 Delinquent 0.027
700 Current 0.013
690 Paid Off 0.031
690 Delinquent 0.017
670 Current 0.037
660 Paid Off 0.055
660 Delinquent 0.033
680 Current 0.033
670 Paid Off 0.037
670 Delinquent 0.025
Delinquent 1,692 582 65.426
Paid Off 457 595 70.514
Current 3,800 599 69.074
Total: 5,949
Status # of Loans Average Std. Deviation
Mortgage Data Through: September 30, 2008
SASCO 2007-BC4 Loan-to-Value Distribution by Status
2008 Clayton Fixed Income Services Inc. All rights reserved.
0.7 Delinquent 0.144
0.7 Paid Off 0.144
0.8 Current 0.234
0.6 Delinquent 0.060
0.6 Paid Off 0.116
0.7 Current 0.158
0.8 Delinquent 0.282
0.9 Paid Off 0.254
1.0 Current 0.168
1.0 Delinquent 0.152
0.8 Paid Off 0.225
0.9 Current 0.282
0.9 Delinquent 0.322
1.0 Paid Off 0.171
0.2 Delinquent 0.002
0.3 Current 0.008
0.3 Delinquent 0.005
0.6 Current 0.084
0.1 Current 0.001
0.2 Current 0.002
0.3 Paid Off 0.009
0.5 Current 0.042
0.5 Delinquent 0.029
0.5 Paid Off 0.055
0.4 Current 0.021
0.4 Delinquent 0.005
0.4 Paid Off 0.026
LTV Delinquency Percentage
Delinquent 1,692 0.811 0.128
Paid Off 457 0.779 0.158
Current 3,800 0.791 0.151
Total: 5,949
Status # of Loans Average Std. Deviation
Mortgage Data Through: September 30, 2008
SASCO 2007-BC4 Balance Distribution by Status
2008 Clayton Fixed Income Services Inc. All rights reserved.
280000 Current 0.019
280000 Delinquent 0.024
270000 Delinquent 0.027
260000 Delinquent 0.033
270000 Current 0.018
290000 Current 0.018
290000 Delinquent 0.014
230000 Current 0.026
230000 Delinquent 0.031
220000 Delinquent 0.034
220000 Current 0.038
250000 Delinquent 0.028
260000 Current 0.020
250000 Current 0.031
240000 Current 0.030
240000 Delinquent 0.035
80000 Current 0.029
80000 Delinquent 0.028
70000 Delinquent 0.020
60000 Delinquent 0.011
70000 Current 0.028
100000 Delinquent 0.030
110000 Current 0.044
100000 Current 0.042
90000 Current 0.023
90000 Delinquent 0.024
30000 Current 0.003
30000 Delinquent 0.005
20000 Current 0.001
210000 Delinquent 0.032
0 Delinquent 0.001
50000 Delinquent 0.009
60000 Current 0.019
50000 Current 0.013
40000 Current 0.007
40000 Delinquent 0.006
180000 Current 0.035
180000 Delinquent 0.041
170000 Delinquent 0.040
160000 Delinquent 0.045
170000 Current 0.043
200000 Delinquent 0.039
210000 Current 0.037
200000 Current 0.037
190000 Current 0.033
190000 Delinquent 0.025
130000 Current 0.043
130000 Delinquent 0.036
120000 Delinquent 0.033
110000 Delinquent 0.035
120000 Current 0.042
150000 Delinquent 0.028
160000 Current 0.037
150000 Current 0.047
140000 Current 0.038
140000 Delinquent 0.032
Balance Delinquency Percentage
Mortgage Data Through: September 30, 2008
SASCO 2007-BC4 Balance Distribution by Status
2008 Clayton Fixed Income Services Inc. All rights reserved.
510000 Delinquent 0.001
520000 Current 0.002
500000 Delinquent 0.006
510000 Current 0.003
530000 Delinquent 0.004
540000 Current 0.001
520000 Delinquent 0.003
530000 Current 0.003
470000 Delinquent 0.005
480000 Current 0.003
460000 Delinquent 0.007
470000 Current 0.005
490000 Delinquent 0.005
500000 Current 0.004
480000 Delinquent 0.003
490000 Current 0.003
540000 Delinquent 0.001
560000 Current 0.001
560000 Delinquent 0.004
550000 Current 0.002
550000 Delinquent 0.004
570000 Current 0.001
570000 Delinquent 0.002
340000 Delinquent 0.016
350000 Current 0.012
330000 Delinquent 0.019
340000 Current 0.010
360000 Delinquent 0.008
370000 Current 0.009
350000 Delinquent 0.012
360000 Current 0.011
300000 Delinquent 0.024
310000 Current 0.018
460000 Current 0.004
300000 Current 0.016
320000 Delinquent 0.022
330000 Current 0.011
310000 Delinquent 0.020
320000 Current 0.013
370000 Delinquent 0.012
430000 Current 0.006
430000 Delinquent 0.007
420000 Current 0.007
420000 Delinquent 0.006
450000 Current 0.004
450000 Delinquent 0.008
440000 Current 0.007
440000 Delinquent 0.004
390000 Current 0.004
390000 Delinquent 0.007
380000 Current 0.008
380000 Delinquent 0.007
410000 Current 0.005
410000 Delinquent 0.006
400000 Current 0.006
400000 Delinquent 0.011
Balance Delinquency Percentage
Mortgage Data Through: September 30, 2008
SASCO 2007-BC4 Balance Distribution by Status
2008 Clayton Fixed Income Services Inc. All rights reserved.
840000 Current 0.001
830000 Delinquent 0.001
830000 Current 0.000
840000 Delinquent 0.001
870000 Current 0.000
860000 Current 0.000
850000 Current 0.000
820000 Delinquent 0.001
790000 Current 0.000
770000 Current 0.000
790000 Delinquent 0.001
820000 Current 0.000
810000 Delinquent 0.001
800000 Current 0.000
1020000 Delinquent 0.001
1000000 Current 0.000
960000 Current 0.000
1060000 Current 0.000
950000 Current 0.000
890000 Delinquent 0.001
890000 Current 0.000
880000 Current 0.000
900000 Current 0.001
940000 Delinquent 0.001
930000 Current 0.000
920000 Current 0.000
630000 Current 0.001
620000 Delinquent 0.001
620000 Current 0.001
630000 Delinquent 0.001
650000 Current 0.001
640000 Delinquent 0.002
640000 Current 0.001
610000 Current 0.002
580000 Delinquent 0.004
580000 Current 0.001
760000 Current 0.001
590000 Current 0.001
600000 Delinquent 0.002
600000 Current 0.001
590000 Delinquent 0.002
710000 Current 0.000
700000 Delinquent 0.001
700000 Current 0.001
710000 Delinquent 0.002
750000 Delinquent 0.001
750000 Current 0.000
740000 Current 0.000
690000 Delinquent 0.001
660000 Delinquent 0.001
660000 Current 0.000
650000 Delinquent 0.001
670000 Current 0.001
690000 Current 0.001
680000 Delinquent 0.002
680000 Current 0.000
Balance Delinquency Percentage
Mortgage Data Through: September 30, 2008
SASCO 2007-BC4 Balance Distribution by Status
2008 Clayton Fixed Income Services Inc. All rights reserved.
1500000 Delinquent 0.001
1190000 Current 0.000
1150000 Current 0.000
1090000 Current 0.000
Balance Delinquency Percentage
Delinquent 1,692 234,945.02 137,204.32
Current 3,800 213,850.64 129,360.55
Total: 5,492
Status # of Loans Average Std. Deviation
Mortgage Data Through: September 30, 2008
SASCO 2007-BC4 Mortgage Type Distribution by Status
Copyright 2008 Clayton Fixed Income Services Inc. All rights reserved.
Primary Home Paid Off 0.937
Primary Home Delinquent 0.904
Second Home Delinquent 0.007
Second Home Current 0.007
Second Home Paid Off 0.004
Investment Home Current 0.078
Primary Home Current 0.915
Investment Home Paid Off 0.059
Investment Home Delinquent 0.089
Mortgage Type Delinquency Percentage
Fixed 5,683 1,165,798,307.08 205,137.83 138,093.27
ARM 266 44,361,084.81 166,771.00 170,275.04
Total: 5,949 1,210,159,391.89
Mortgage Type Loan Count Total Balance Avg. Balance Std. Deviation
Mortgage Data Through: September 30, 2008
SASCO 2007-BC4 Mortgage Term Distribution by Status
Copyright 2008 Clayton Fixed Income Services Inc. All rights reserved.
240 Paid Off 0.004
180 Paid Off 0.004
360 Paid Off 0.989
240 Delinquent 0.002
360 Delinquent 0.989
360 Current 0.983
240 Current 0.004
0 Current 0.004
0 Current 0.000
180 Delinquent 0.004
0 Delinquent 0.005
180 Current 0.008
120 Current 0.000
0 Paid Off 0.002
Mortgage Term Delinquency Percentage
5,949 26 1 40 21 0 5,861
# of Loans Other 120 180 240 300 360
Mortgage Data Through: September 30, 2008
SASCO 2007-BC4 Mortgage Purpose Distribution
Copyright 2008 Clayton Fixed Income Services Inc. All rights reserved.
Other 3 0.1%
Total 5,949 100.0%
Home Improvement 1 0.0%
Origination Statistics
Rate/term refinance 468 7.9%
Purpose Number Percentage
Cash-out refinance 4,215 70.9%
Purchase 1,262 21.2%
Other 1 0.0%
Total 3,800 100.0%
Home Improvement 1 0.0%
Current Loans
Rate/term refinance 312 8.2%
Purpose Number Percentage
Cash-out refinance 2,709 71.3%
Purchase 777 20.4%
Other 0 0.0%
Total 1,692 100.0%
Home Improvement 0 0.0%
Delinquent Loans
Rate/term refinance 130 7.7%
Purpose Number Percentage
Cash-out refinance 1,172 69.3%
Purchase 390 23.0%
Other 2 0.4%
Total 457 100.0%
Home Improvement 0 0.0%
Paid Off Loans
Rate/term refinance 26 5.7%
Purpose Number Percentage
Cash-out refinance 334 73.1%
Purchase 95 20.8%
Mortgage Data Through: September 30, 2008
SASCO 2007-BC4 Ownership Distribution by Status
Copyright 2008 Clayton Fixed Income Services Inc. All rights reserved.
Primary Home Paid Off 0.94
Primary Home Delinquent 0.90
Second Home Delinquent 0.01
Second Home Current 0.01
Second Home Paid Off 0.00
Investment Home Current 0.08
Primary Home Current 0.92
Investment Home Paid Off 0.06
Investment Home Delinquent 0.09
Ownership Type Delinquency Percentage
Second Home 42
Investment Home 474
Primary Home 5,433
Total: 5,949
Title # of Loans
Mortgage Data Through: September 30, 2008
SASCO 2007-BC4 Delinquent Balance Over Time
2008 Clayton Fixed Income Services Inc. All rights reserved.
5/31/2008 87,222,419.69 40,330,314.97 17,106,799.46 106,598,936.79 10,158,553.99
9/30/2008 104,447,140.92 41,579,953.20 90,440,057.87 134,574,544.90 26,485,269.31
6/30/2008 85,020,961.69 38,641,157.58 25,991,267.51 131,882,020.84 15,948,943.93
8/31/2008 90,471,106.57 45,029,461.83 87,299,686.11 118,901,736.70 24,785,427.68
7/31/2008 97,696,329.40 46,262,944.94 46,017,430.23 138,647,571.01 18,856,651.62
12/31/2007 74,383,200.18 33,930,875.01 2,073,578.00 2,626,775.66 0.00
4/30/2008 81,543,420.94 35,561,205.77 12,733,197.10 92,672,683.14 3,798,488.62
1/31/2008 78,925,369.71 35,323,786.97 6,138,463.30 29,483,186.99 0.00
3/31/2008 74,945,102.95 33,224,823.72 13,763,640.38 77,832,579.00 1,531,522.72
2/29/2008 76,039,116.67 29,313,156.88 8,646,831.15 56,087,406.34 816,590.73
AsOfDate 30 Days 60 Days 90 Days Foreclosure REO
Mortgage Data Through: September 30, 2008
SASCO 2007-BC4 Delinquent Count Over Time
Copyright 2008 Clayton Fixed Income Services Inc. All rights reserved.
5/31/2008 393 164 78 410 42
9/30/2008 493 183 353 552 111
6/30/2008 381 166 111 515 65
8/31/2008 438 199 336 484 101
7/31/2008 463 199 187 544 76
12/31/2007 349 152 6 11 0
4/30/2008 374 159 58 339 21
1/31/2008 357 155 22 117 0
3/31/2008 340 136 64 296 10
2/29/2008 340 124 38 222 5
AsOfDate 30 Days 60 Days 90 Days Foreclosure REO
Mortgage Data Through: September 30, 2008
SASCO 2007-BC4 Conditional Prepayment Rates
2008 Clayton Fixed Income Services Inc. All rights reserved.
4/30/2008 5/25/2008 6.69% 7.05%
5/31/2008 6/25/2008 10.52% 8.15%
2/29/2008 3/25/2008 7.27%
3/31/2008 4/25/2008 7.19% 8.40%
1/31/2008 2/25/2008 10.69%
9/30/2008 10/25/2008 10.80% 7.99% 8.06%
6/30/2008 7/25/2008 7.07% 8.12% 8.26%
7/31/2008 8/25/2008 3.34% 7.03% 7.05%
8/31/2008 9/25/2008 9.65% 6.73% 7.45%
Date Distribution Date CPR 3-Month MA 6-Month MA 12-Month MA
Mortgage Data Through: September 30, 2008
SASCO 2007-BC4 Historical SDA Performance
2008 Clayton Fixed Income Services Inc. All rights reserved.
4/30/2008 11.61
$2,843,145
0.23% 2.68% 0.23% 1,158%
12/31/2007 7.67
$0
0.00% 0.00% 0.15% 0%
3/31/2008 10.66
$417,095
0.03% 0.39% 0.21% 183%
1/31/2008 8.65
$0
0.00% 0.00% 0.17% 0%
2/29/2008 9.64
$816,591
0.06% 0.76% 0.19% 393%
9/30/2008 16.61
$9,004,671
0.73% 8.46% 0.33% 2,548%
5/31/2008 12.59
$6,520,512
0.52% 6.08% 0.25% 2,417%
8/31/2008 15.63
$8,728,086
0.71% 8.17% 0.31% 2,604%
6/30/2008 13.63
$4,940,610
0.40% 4.64% 0.27% 1,697%
7/31/2008 14.66
$3,430,246
0.28% 3.27% 0.29% 1,114%
Averages: $12.13
$3,670,096
0.30% 3.44% 0.24% 1,211%
Date
Weighted
Average Age
Default Amt
Monthly
Default Rate CDR (F-R)
SDA Curve SDA %

Document Outline

  Cover Page
  Table of Contents
  Executive Summary
  Loan-Level Report
  Prepayment Penalty Analysis
  Mortgage Insurance Report
  Loss Analysis
  Analytics